Annual Fund Operating Expenses - Transamerica Rothschild and Co Large Cap Value VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.59%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.34%	[2]
Recaptured expenses	none	[3]
All other expenses	0.34%
Total annual fund operating expenses	0.93%
Service
Operating Expenses:
Management fees	0.59%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%	[2]
Recaptured expenses	0.02%	[3]
All other expenses	0.34%
Total annual fund operating expenses	1.20%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 1, 2020.
[2]	Other expenses for Initial Class Shares are based on estimates for the current fiscal year.
[3]	Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2022 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.95% for Initial Class shares and 1.20% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.